SEI DAILY INCOME TRUST

Government Fund
Government II Fund
Treasury Fund
Treasury II Fund
(the "Funds")

Supplement Dated December 30, 2016
to the Class A Prospectus (the "Prospectus") dated May 31, 2016

This Supplement provides new and additional information beyond that contained in the Prospectus and should be read in conjunction with such Prospectus.

Notification of Change in Name of Share Class

At a meeting held on October 26, 2016, the Board of Trustees of SEI Daily Income Trust approved the renaming of the Funds' Class A Shares as Class F Shares. Effective as of January 31, 2017, all references in the Prospectus to "Class A Shares" are hereby deleted and replaced with "Class F Shares," as applicable. The Funds' investment objectives, principal investment strategies and fees and expenses will not change as a result of this change to the name of the share class and the Funds will continue to be managed in the manner described in the Prospectus.

There are no other changes to the Prospectus.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

SEI-F-1080 (12/16)

SEI DAILY INCOME TRUST

Ultra Short Duration Bond Fund
Short-Duration Government Fund
GNMA Fund
(the "Funds")

Supplement Dated December 30, 2016
to the Class A Prospectus (the "Prospectus") dated May 31, 2016

This Supplement provides new and additional information beyond that contained in the Prospectus and should be read in conjunction with such Prospectus.

Notification of Change in Name of Share Class

At a meeting held on October 26, 2016, the Board of Trustees of SEI Daily Income Trust approved the renaming of the Funds' Class A Shares as Class F Shares. Effective as of January 31, 2017, all references in the Prospectus to "Class A Shares" are hereby deleted and replaced with "Class F Shares," as applicable. The Funds' investment objectives, principal investment strategies and fees and expenses will not change as a result of this change to the name of the share class and the Funds will continue to be managed in the manner described in the Prospectus.

There are no other changes to the Prospectus.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

SEI-F-1081 (12/16)

SEI DAILY INCOME TRUST

Government Fund
Government II Fund
Treasury Fund
Treasury II Fund
Ultra Short Duration Bond Fund
Short-Duration Government Fund
GNMA Fund
(the "Funds")

Supplement Dated December 30, 2016
to the Statement of Additional Information (the "SAI") dated May 31, 2016

This Supplement provides new and additional information beyond that contained in the SAI and should be read in conjunction with such SAI.

Notification of Change in Name of Share Class

At a meeting held on October 26, 2016, the Board of Trustees of SEI Daily Income Trust approved the renaming of the Funds' Class A Shares as Class F Shares. Effective as of January 31, 2017, all references in the SAI to "Class A Shares" are hereby deleted and replaced with "Class F Shares," as applicable. The Funds' investment objectives, principal investment strategies and fees and expenses will not change as a result of this change to the name of the share class and the Funds will continue to be managed in the manner described in the SAI.

There are no other changes to the SAI.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

SEI-F-1082 (12/16)